Basis of presentation and general information, details (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	10.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	18.00%	18.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%	11.00%
[MajorCusstomerFMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage			12.00%